Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

29. Subsequent Events

Total prepayments of $114,500 under the Sustainability Facility have been made in 2024 to date, increasing its availability to $611,681.

On February 14, 2024, the board of directors declared a quarterly cash dividend of $0.25 per common share, paid on February 16, 2024, to shareholders of record as of February 15, 2024.

On March 6, 2024, the board of directors declared a dividend on the Preference Shares of $0.546875 per share, payable on April 1, 2024, to holders of record as of March 31, 2024.